Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 627	$ 1,352
Intangible assets	15,553	266
Investments in equity accounted associates	22,051
Goodwill	48,900	1,501
Long-term deferred platform commission fees	105,440	116,533
Right-of-use assets	1,622	2,050
Deferred tax asset		25
Other non-current assets	6,161	107
Loans receivable - non-current	14,450
Total non-current assets	214,804	121,834
Current assets
Assets included in disposal group classified as held for sale	13,776
Indemnification asset	3,267
Trade and other receivables	46,229	45,087
Loans receivable	356	123
Cash and cash equivalents	91,378	142,802
Prepaid tax	3,444	3,137
Total current assets	158,450	191,149
Total assets	373,254	312,983
Equity
Other reserves	169,517	166,405
Accumulated deficit	(274,434)	(327,497)
Equity attributable to equity holders of the Company	(104,917)	(161,092)
Non-controlling interest	(281)	44
Total equity	(105,198)	(161,048)
Non-current liabilities
Lease liabilities - non-current	417	1,103
Long-term deferred revenue	110,981	128,074
Share warrant obligations	17,265	22,029
Put option liabilities	13,886
Other non-current liabilities	9,071
Total non-current liabilities	151,620	151,206
Current liabilities
Liabilities included in disposal group classified as held for sale	3,589
Lease liabilities - current	886	831
Trade and other payables	18,989	26,573
Provisions for non-income tax risks	1,381
Tax liability	3,661	814
Deferred revenue	298,326	294,607
Total current liabilities	326,832	322,825
Total liabilities	478,452	474,031
Total liabilities and shareholders' equity	$ 373,254	$ 312,983